UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2011 Semiannual Report to Shareholders

DWS Strategic Income Fund

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
36 Statement of Assets and Liabilities
38 Statement of Operations
39 Statement of Changes in Net Assets
40 Financial Highlights
44 Notes to Financial Statements
61 Summary of Management Fee Evaluation by Independent Fee Consultant
65 Account Management Resources
66 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund may use derivatives, including as part of its Global Tactical Asset Allocation (GTAA) strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2011
Average Annual Total Returns as of 4/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	2.80%	7.61%	7.66%	7.23%	7.88%
Class B	2.58%	6.70%	6.87%	6.41%	7.01%
Class C	2.62%	6.78%	6.90%	6.43%	7.08%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-0.02%	4.65%	6.66%	6.63%	7.58%
Class B (max 4.00% CDSC)	-1.42%	3.70%	6.28%	6.25%	7.01%
Class C (max 1.00% CDSC)	1.62%	6.78%	6.90%	6.43%	7.08%
No Sales Charges						Life of Class S*
Class S	3.10%	7.82%	7.88%	7.50%	N/A	6.63%
Barclays Capital US Government/Credit Index+	-0.61%	5.36%	5.49%	6.17%	5.75%	4.96%
Blended Index++	1.36%	7.77%	7.86%	7.34%	7.65%	6.57%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Class S commenced operations on February 1, 2005. Index returns began on January 31, 2005.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	8.11%	7.61%	7.21%	7.71%
Class B	7.21%	6.82%	6.39%	6.84%
Class C	7.27%	6.85%	6.40%	6.91%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	5.14%	6.61%	6.61%	7.41%
Class B (max 4.00% CDSC)	4.21%	6.23%	6.23%	6.84%
Class C (max 1.00% CDSC)	7.27%	6.85%	6.40%	6.91%
No Sales Charges					Life of Class S*
Class S	8.33%	7.91%	7.48%	N/A	6.53%
Barclays Capital US Government/Credit Index+	5.26%	4.82%	5.83%	5.53%	4.81%
Blended Index++	7.94%	7.84%	7.08%	7.44%	6.45%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Class S commenced operations on February 1, 2005. Index returns began on January 31, 2005.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated April 15, 2011 are 1.08%, 1.92%, 1.84% and 0.92% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Strategic Income Fund — Class A [] Barclays Capital US Government/Credit Index+ [] Blended Index++

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital US Government/Credit Index is an unmanaged index comprising intermediate- and long-term government and investment-grade corporate debt securities.

++ The Blended Index consists of the Credit Suisse High Yield Index (35%), Barclays Capital US Government/Credit Index (35%), JPMorgan Emerging Markets Bond Index Global Diversified (15%) and Citigroup Non US Hedged WBGI (15%). The Advisor believes this blended benchmark, which is a secondary benchmark, more accurately reflects typical fund asset allocations and represents the overall investment process.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 4/30/11	$4.87	$4.87	$4.90	$4.88
10/31/10	$4.85	$4.86	$4.89	$4.86
Distribution Information: Six Months as of 4/30/11: Income Dividends	$.12	$.10	$.11	$.13
April Income Dividend	$.0213	$.0179	$.0184	$.0220
SEC 30-day Yield as of 4/30/11+++	4.62%	3.89%	3.99%	4.90%
Current Annualized Distribution Rate as of 4/30/11+++	5.25%	4.41%	4.51%	5.41%

+++ The SEC yield is net investment income per share earned over the month ended April 30, 2011, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 4.60%, 3.88%, 3.97% and 4.89% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 5.23%, 4.40%, 4.49% and 5.40% for Class A, B, C, and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Multi-Sector Income Funds Category as of 4/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	120	of	177	68
3-Year	86	of	138	62
5-Year	45	of	103	44
10-Year	20	of	71	28
Class B 1-Year	127	of	177	72
3-Year	100	of	138	72
5-Year	65	of	103	63
10-Year	40	of	71	56
Class C 1-Year	126	of	177	71
3-Year	99	of	138	72
5-Year	63	of	103	61
10-Year	37	of	71	52
Class S 1-Year	111	of	177	63
3-Year	80	of	138	58
5-Year	38	of	103	37

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 to April 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,028.00	$1,025.80	$1,026.20	$1,031.00
Expenses Paid per $1,000*	$5.23	$9.59	$9.04	$4.28
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,019.64	$1,015.32	$1,015.87	$1,020.58
Expenses Paid per $1,000*	$5.21	$9.54	$9.00	$4.26

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S
DWS Strategic Income Fund	1.04%	1.91%	1.80%	.85%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/11	10/31/10

Corporate Bonds	72%	62%
Government & Agency Obligations	9%	19%
Cash Equivalents	6%	4%
Loan Participations and Assignments*	6%	6%
Collateralized Mortgage Obligations	4%	4%
Commercial Mortgage-Backed Securities	2%	2%
Preferred Securities	1%	1%
Municipal Bonds and Notes	0%	—
Mortgage-Backed Securities Pass-Throughs	—	2%
	100%	100%

Quality (Excludes Securities Lending Collateral and Cash Equivalents)	4/30/11	10/31/10

US Government and Agencies	4%	8%
AAA	3%	10%
AA	1%	2%
A	5%	5%
BBB	15%	14%
BB	19%	16%
B	34%	30%
CCC and CC	14%	10%
Not Rated	5%	5%
	100%	100%

* Includes DWS Floating Rate Plus Fund "Institutional."

Asset allocation is subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	4/30/11	10/31/10

Effective Maturity	7.5 years	7.0 years
Effective Duration	4.8 years	4.4 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2011 (Unaudited)
		Principal Amount ($) (a)	Value ($)

Corporate Bonds 69.3%
Consumer Discretionary 9.5%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		225,000	228,094
8.75%, 6/1/2019		535,000	580,475
American Achievement Corp., 144A, 10.875%, 4/15/2016		275,000	272,250
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		270,000	276,075
144A, 8.375%, 11/15/2020		465,000	487,087
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		555,000	589,687
9.625%, 3/15/2018		240,000	266,400
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		435,000	446,962
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		545,000	579,062
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		465,000	475,462
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	70,850
8.0%, 4/15/2020		65,000	71,500
Caeser's Entertainment Operating Co., Inc.:
11.25%, 6/1/2017		1,610,000	1,835,400
144A, 12.75%, 4/15/2018		290,000	295,800
CanWest LP, 144A, 9.25%, 8/1/2015*		190,000	32,300
Carnival Corp., 6.65%, 1/15/2028		860,000	887,113
Carrols Corp., 9.0%, 1/15/2013		120,000	120,300
CCO Holdings LLC:
7.0%, 1/15/2019		125,000	130,938
7.25%, 10/30/2017		520,000	553,800
7.875%, 4/30/2018		220,000	238,425
8.125%, 4/30/2020		145,000	161,313
Ceaser's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		790,000	741,612
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,585,000	1,699,912
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		355,000	345,238
9.625%, 6/1/2015 (PIK)		120,000	116,355
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		145,000	147,538
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		80,000	88,900
Series B, 9.25%, 12/15/2017		125,000	139,063
CSC Holdings LLC, 8.5%, 6/15/2015		710,000	774,787
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019 (b)		145,000	145,000
DineEquity, Inc., 144A, 9.5%, 10/30/2018		1,050,000	1,147,125
DIRECTV Holdings LLC, 6.375%, 3/1/2041		855,000	893,438
DISH DBS Corp.:
6.625%, 10/1/2014		335,000	355,937
7.125%, 2/1/2016		620,000	660,300
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		270,000	140
Ford Motor Co., 7.45%, 7/16/2031		370,000	421,932
Gannett Co., Inc.:
8.75%, 11/15/2014		120,000	136,800
9.375%, 11/15/2017		240,000	270,000
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		78,000	88,335
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	240,288
Group 1 Automotive, Inc., Convertible, 144A, 3.0%, 3/15/2020		350,000	448,437
Hengdeli Holdings Ltd., Convertible, 2.5%, 10/20/2015	HKD	1,000,000	157,090
Hertz Corp.:
144A, 6.75%, 4/15/2019		680,000	693,600
144A, 7.5%, 10/15/2018		905,000	950,250
8.875%, 1/1/2014		133,000	136,325
Hyundai Motor Manufacturing Czech, 144A, 4.5%, 4/15/2015		855,000	884,497
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		905,000	927,625
Lear Corp.:
7.875%, 3/15/2018		220,000	241,450
8.125%, 3/15/2020		220,000	244,200
Levi Strauss & Co., 7.625%, 5/15/2020		365,000	367,737
Limited Brands, Inc., 7.0%, 5/1/2020		120,000	127,200
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		45,000	52,538
Mediacom Broadband LLC, 8.5%, 10/15/2015 (c)		635,000	660,400
Mediacom LLC, 9.125%, 8/15/2019 (c)		200,000	217,000
MGM Resorts International:
7.5%, 6/1/2016		215,000	208,550
7.625%, 1/15/2017		585,000	564,525
9.0%, 3/15/2020		460,000	512,900
144A, 10.0%, 11/1/2016		240,000	258,600
10.375%, 5/15/2014		195,000	225,469
11.125%, 11/15/2017		245,000	284,813
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		140,000	144,200
Musketeer GmbH, 144A, 9.5%, 3/15/2021	EUR	280,000	437,532
NBCUniversal Media LLC, 144A, 4.375%, 4/1/2021		855,000	834,480
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		290,000	297,250
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		155,000	163,525
Norcraft Companies LP, 10.5%, 12/15/2015		520,000	559,000
Norcraft Holdings LP, 9.75%, 9/1/2012		82,000	82,410
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		430,000	446,125
Penske Automotive Group, Inc., 7.75%, 12/15/2016		880,000	910,800
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		340,000	367,200
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		150,000	162,375
Regal Entertainment Group, 9.125%, 8/15/2018		190,000	203,775
Sabre Holdings Corp., 8.35%, 3/15/2016		910,000	887,250
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		340,000	332,775
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		280,000	299,600
144A, 7.804%, 10/1/2020		375,000	374,321
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		265,000	283,550
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		315,000	352,800
Sonic Automotive, Inc.:
Convertible, 5.0%, 10/1/2029		155,000	201,888
Series B, 9.0%, 3/15/2018		525,000	564,375
Standard Pacific Corp.:
8.375%, 5/15/2018		225,000	232,875
144A, 8.375%, 5/15/2018		380,000	393,300
10.75%, 9/15/2016		430,000	504,175
Toys "R" Us, Inc., 7.375%, 10/15/2018		270,000	270,675
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		195,000	204,263
Travelport LLC:
4.936%**, 9/1/2014		170,000	153,425
9.0%, 3/1/2016		380,000	343,900
9.875%, 9/1/2014		270,000	255,150
11.875%, 9/1/2016		135,000	119,138
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	455,000	736,261
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		960,000	1,015,200
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019 (b)		60,000	60,225
144A, 7.875%, 11/1/2020		135,000	143,775
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	215,000	326,408
144A, 9.75%, 4/15/2018	EUR	445,000	710,193
Vail Resorts, Inc., 144A, 6.5%, 5/1/2019		135,000	137,700
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		190,000	188,575
Videotron Ltd., 9.125%, 4/15/2018		225,000	252,000
Virgin Media, Inc., Convertible, 6.5%, 11/15/2016		133,000	240,398
Visant Corp., 10.0%, 10/1/2017		460,000	496,800
Visteon Corp., 144A, 6.75%, 4/15/2019		455,000	450,450
Wyndham Worldwide Corp., 5.75%, 2/1/2018		1,290,000	1,352,077
Wynn Las Vegas LLC, 7.75%, 8/15/2020		275,000	300,438
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		360,000	396,000
			42,363,831
Consumer Staples 2.8%
AEON Co., Ltd., Convertible, 0.3%, 11/22/2013	JPY	15,000,000	210,234
Alliance One International, Inc., 10.0%, 7/15/2016		145,000	148,263
Altria Group, Inc., 9.95%, 11/10/2038		855,000	1,227,808
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		355,000	358,550
Archer-Daniels-Midland Co., Convertible, 0.875%, 2/15/2014		501,000	552,353
B&G Foods, Inc., 7.625%, 1/15/2018		200,000	214,750
Blue Merger Sub, Inc., 144A, 7.625%, 2/15/2019		750,000	767,813
C&S Group Enterprises LLC, 144A, 8.375%, 5/1/2017 (c)		185,000	193,788
Central Garden & Pet Co., 8.25%, 3/1/2018		210,000	221,550
Darling International, Inc., 144A, 8.5%, 12/15/2018		485,000	528,650
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		175,000	187,031
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		470,000	474,700
Marine Harvest ASA, Convertible, 4.5%, 2/23/2015	EUR	100,000	199,029
Molson Coors Brewing Co., Convertible, 2.5%, 7/30/2013		300,000	344,250
NBTY, Inc., 144A, 9.0%, 10/1/2018		140,000	152,600
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	856,275
Pernod-Ricard SA, 144A, 5.75%, 4/7/2021		200,000	205,052
Pescanova SA, Convertible, 5.125%, 4/20/2017	EUR	100,000	146,723
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	922,782
Rite Aid Corp.:
7.5%, 3/1/2017		175,000	178,281
8.0%, 8/15/2020		570,000	614,175
10.25%, 10/15/2019		245,000	271,950
Smithfield Foods, Inc.:
7.75%, 7/1/2017		1,315,000	1,416,912
10.0%, 7/15/2014		420,000	497,700
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		185,000	192,631
SUPERVALU, Inc., 8.0%, 5/1/2016 (c)		175,000	181,781
Tem, Convertible, 4.25%, 1/1/2015	EUR	94,000	79,573
Tops Holding Corp., 10.125%, 10/15/2015		325,000	349,375
TreeHouse Foods, Inc., 7.75%, 3/1/2018		135,000	145,294
Tyson Foods, Inc., Convertible, 3.25%, 10/15/2013		240,000	318,300
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		350,000	370,125
144A, 10.25%, 6/30/2015		210,000	222,071
			12,750,369
Energy 6.7%
Alliance Oil Co., Ltd., Convertible, 7.25%, 7/16/2014		100,000	140,700
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		325,000	331,906
Anadarko Petroleum Corp., 6.375%, 9/15/2017		1,265,000	1,428,768
Arch Coal, Inc., 7.25%, 10/1/2020		110,000	118,663
Belden & Blake Corp., 8.75%, 7/15/2012		1,150,000	1,150,000
Berry Petroleum Co.:
6.75%, 11/1/2020		270,000	280,125
10.25%, 6/1/2014		235,000	273,188
Bill Barrett Corp., 9.875%, 7/15/2016		190,000	216,125
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		300,000	319,500
Bristow Group, Inc., 7.5%, 9/15/2017		260,000	274,300
Calumet Specialty Products Partners LP, 144A, 9.375%, 5/1/2019		140,000	146,300
Celanese US Holdings LLC, 6.625%, 10/15/2018		195,000	205,238
Chaparral Energy, Inc., 144A, 8.25%, 9/1/2021		680,000	719,100
China Petroleum & Chemical Corp., Convertible, Zero Coupon, 4/24/2014	HKD	730,000	108,519
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		575,000	677,062
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		125,000	136,875
8.5%, 12/15/2019		115,000	127,938
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		90,000	90,450
8.0%, 4/1/2017		625,000	690,625
8.25%, 4/1/2020		360,000	401,400
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	185,938
7.375%, 10/1/2020		185,000	199,338
8.25%, 10/1/2019		85,000	94,350
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		960,000	969,600
Crosstex Energy LP, 8.875%, 2/15/2018		305,000	333,212
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		430,000	441,825
El Paso Corp., 7.25%, 6/1/2018		280,000	315,418
Energy Transfer Equity LP, 7.5%, 10/15/2020		215,000	235,425
Frontier Oil Corp.:
6.875%, 11/15/2018		280,000	292,600
8.5%, 9/15/2016		40,000	43,400
Genesis Energy LP, 144A, 7.875%, 12/15/2018		370,000	375,550
Global Geophysical Services, Inc., 10.5%, 5/1/2017		730,000	790,225
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		140,000	146,475
Holly Corp., 9.875%, 6/15/2017		450,000	507,375
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		305,000	326,350
Inergy LP:
144A, 6.875%, 8/1/2021		90,000	95,400
144A, 7.0%, 10/1/2018		345,000	363,975
KazMunayGaz National Co., 144A, 6.375%, 4/9/2021		800,000	834,000
Linn Energy LLC:
144A, 7.75%, 2/1/2021		350,000	374,937
8.625%, 4/15/2020		295,000	325,975
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		700,000	723,104
MEG Energy Corp., 144A, 6.5%, 3/15/2021		240,000	246,300
Newfield Exploration Co., 7.125%, 5/15/2018		660,000	706,200
Nexen, Inc., 5.875%, 3/10/2035		425,000	415,163
Niska Gas Storage US LLC, 8.875%, 3/15/2018		305,000	330,544
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		280,000	282,800
Petrohawk Energy Corp.:
7.25%, 8/15/2018		275,000	292,188
144A, 7.25%, 8/15/2018		445,000	472,812
7.875%, 6/1/2015		115,000	121,900
Plains All American Pipeline LP, 5.0%, 2/1/2021		1,005,000	1,031,414
Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	227,700
7.625%, 6/1/2018		435,000	466,537
8.625%, 10/15/2019		450,000	501,187
Quicksilver Resources, Inc., 11.75%, 1/1/2016		255,000	298,350
Range Resources Corp., 6.75%, 8/1/2020		105,000	112,350
Regency Energy Partners LP:
6.875%, 12/1/2018		205,000	218,838
9.375%, 6/1/2016		800,000	910,000
Sabine Pass LNG LP:
7.25%, 11/30/2013		870,000	898,275
7.5%, 11/30/2016		455,000	473,200
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		310,000	326,275
SESI LLC, 144A, 6.375%, 5/1/2019		245,000	247,450
Southwestern Energy Co., 7.5%, 2/1/2018		320,000	363,600
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	428,925
8.625%, 2/1/2017		275,000	287,375
Transocean, Inc., 6.5%, 11/15/2020		1,285,000	1,442,437
Valero Energy Corp., 6.125%, 2/1/2020		950,000	1,052,824
Venoco, Inc., 144A, 8.875%, 2/15/2019		615,000	617,306
Williams Partners LP, 4.125%, 11/15/2020		1,130,000	1,099,400
Xinergy Corp., 144A, 9.25%, 5/15/2019 (b)		360,000	360,000
			30,042,604
Financials 19.8%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		780,000	791,700
Akbank TAS, 144A, 5.125%, 7/22/2015		855,000	863,550
Alfa Bank OJSC, 144A, 7.75%, 4/28/2021		800,000	807,925
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		540,000	502,875
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		570,000	594,225
8.0%, 3/15/2020		650,000	730,437
8.3%, 2/12/2015		205,000	230,625
Alrosa Finance SA, 144A, 7.75%, 11/3/2020		855,000	921,262
American International Group, Inc., Series G, 5.6%, 10/18/2016		1,710,000	1,822,603
Antero Resources Finance Corp., 9.375%, 12/1/2017		295,000	323,763
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		215,000	230,856
144A, 7.375%, 10/15/2017	EUR	140,000	214,100
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		280,800	169,182
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		571,200	582,624
Banco Votorantim SA, 144A, 7.375%, 1/21/2020		900,000	945,000
Barclays Bank PLC, 5.14%, 10/14/2020		960,000	933,602
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		1,710,000	1,746,334
Billion Express Investments Ltd., Convertible, 0.75%, 10/18/2015		800,000	954,999
BNP Paribas, 3.6%, 2/23/2016		855,000	869,391
Boston Properties LP, Convertible, 144A, 3.625%, 2/15/2014		225,000	250,313
BP Capital Markets PLC, 4.5%, 10/1/2020		720,000	725,635
Bumble Bee Acquisiton Corp., 144A, 9.0%, 12/15/2017		970,000	1,016,075
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		605,000	662,475
Case New Holland, Inc., 7.75%, 9/1/2013		225,000	244,969
Chinos Acquisition Corp., 144A, 8.125%, 3/1/2019 (c)		430,000	425,700
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		1,650,000	1,689,846
7.0%, 5/1/2013		236,122	240,845
7.0%, 5/1/2015		610,650	619,046
7.0%, 5/1/2017		2,045,000	2,061,616
CNA Financial Corp., 5.75%, 8/15/2021		435,000	456,101
Country Garden Holdings Co., 144A, 11.125%, 2/23/2018		800,000	838,000
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		270,000	271,350
Credit Agricole SA, 144A, 3.5%, 4/13/2015		1,006,000	1,030,771
Discover Bank, 7.0%, 4/15/2020		855,000	961,474
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		194,000	197,880
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		360,000	397,800
E*TRADE Financial Corp.:
7.375%, 9/15/2013		830,000	836,225
12.5%, 11/30/2017 (PIK)		515,000	614,781
Elster Finance BV, 144A, 6.25%, 4/15/2018	EUR	405,000	605,823
Express LLC, 8.75%, 3/1/2018		255,000	278,906
FCE Bank PLC, 9.375%, 1/17/2014	EUR	600,000	999,776
FelCor Escrow Holdings LLC, (REIT), 144A, 6.75%, 6/1/2019 (b)		430,000	431,075
Fibria Overseas Finance Ltd., 144A, 7.5%, 5/4/2020		1,215,000	1,339,537
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		350,000	385,403
7.25%, 10/25/2011		145,000	148,754
7.5%, 8/1/2012		2,500,000	2,652,637
8.125%, 1/15/2020		100,000	118,779
Fortis Bank SA, Convertible, 3.17%**, 12/19/2049	EUR	500,000	476,556
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	240,713
General Electric Capital Corp., 5.3%, 2/11/2021		460,000	477,312
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018 (c)		340,000	333,200
Glory River Holdings Ltd., Convertible, 1.0%, 7/29/2015	HKD	900,000	127,764
Hartford Financial Services Group, Inc., 5.5%, 3/30/2020		855,000	889,294
HCP, Inc., (REIT), 5.375%, 2/1/2021		857,000	890,814
Health Care REIT, Inc., (REIT), 5.25%, 1/15/2022		855,000	858,669
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	218,377	194
Hexion US Finance Corp., 8.875%, 2/1/2018		1,995,000	2,164,575
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		1,000,000	1,124,413
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		1,000,000	1,032,500
HSBC Finance Corp., 144A, 6.676%, 1/15/2021		715,000	758,865
ICICI Bank Ltd., 144A, 5.0%, 1/15/2016		855,000	880,707
Industrivarden AB, Convertible, 1.875%, 2/27/2017	EUR	300,000	458,831
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		475,000	502,312
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,145,000	1,180,838
International Finance Corp., 5.75%, 3/16/2015	AUD	1,715,000	1,882,813
International Lease Finance Corp.:
144A, Step-down Coupon 9.0% to 5/4/2011, 8.75% to 3/15/2017		1,065,000	1,198,125
144A, 8.875%, 9/15/2015		225,000	247,500
Intesa Sanpaolo SpA, 144A, 2.713%**, 2/24/2014		1,205,000	1,234,976
iPayment, Inc., 9.75%, 5/15/2014		165,000	168,506
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		400,000	415,000
Jefferies Group, Inc., 5.125%, 4/13/2018		1,710,000	1,720,780
KeyCorp, 5.1%, 3/24/2021		770,000	788,647
Kloeckner & Co. Financial Services SA, Convertible, 1.5%, 7/27/2012	EUR	100,000	144,597
Kreditanstalt fuer Wiederaufbau:
Convertible, 1.5%, 7/30/2014	EUR	500,000	838,331
Convertible, 3.25%, 6/27/2013	EUR	600,000	937,301
Lincoln National Corp., 7.0%, 6/15/2040		855,000	1,002,396
Lloyds TSB Bank PLC, 144A, 6.5%, 9/14/2020		1,285,000	1,311,303
Lukoil International Finance BV:
Convertible, 2.625%, 6/16/2015		700,000	836,500
144A, 7.25%, 11/5/2019		855,000	943,749
Macquarie Group Ltd., 144A, 6.25%, 1/14/2021		1,305,000	1,337,539
Manulife Financial Corp., 4.9%, 9/17/2020		855,000	856,225
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		310,000	311,550
NASDAQ OMX Group, Inc., Convertible, 2.5%, 8/15/2013		300,000	297,000
National Money Mart Co., 10.375%, 12/15/2016		655,000	730,325
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		150,000	155,625
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		150,000	161,625
11.5%, 5/1/2016		52,000	61,490
NII Capital Corp., 7.625%, 4/1/2021		350,000	370,125
Nomura Holdings, Inc., 6.7%, 3/4/2020		535,000	579,120
Nuveen Investments, Inc.:
10.5%, 11/15/2015		775,000	806,969
144A, 10.5%, 11/15/2015		555,000	575,119
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		855,000	852,862
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		310,000	315,038
ORIX Corp., Convertible, 1.0%, 3/31/2014	JPY	33,000,000	520,742
Paka Capital Ltd., Convertible, Zero Coupon, 3/12/2013		100,000	100,990
Petrobras International Finance Co., 5.375%, 1/27/2021		855,000	867,088
Pinafore LLC, 144A, 9.0%, 10/1/2018		230,000	251,275
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		415,000	438,862
9.25%, 4/1/2015		575,000	600,875
PNC Bank NA, 6.875%, 4/1/2018		820,000	960,805
QBE Funding Trust, Convertible, Zero Coupon, 5/12/2030		700,000	445,550
Qtel International Finance Ltd., 144A, 4.75%, 2/16/2021		730,000	690,762
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		151,000	157,040
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		585,000	603,281
144A, 7.125%, 4/15/2019		495,000	516,037
144A, 7.75%, 10/15/2016		450,000	477,000
144A, 8.25%, 2/15/2021		240,000	243,900
144A, 8.5%, 5/15/2018		630,000	648,900
144A, 9.0%, 4/15/2019		590,000	621,712
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015		855,000	854,641
Shinhan Bank, 144A, 4.125%, 10/4/2016		855,000	864,914
SLM Corp., 8.0%, 3/25/2020		125,000	138,416
Societe Generale, 144A, 3.5%, 1/15/2016		855,000	861,058
Susser Holdings LLC, 8.5%, 5/15/2016		165,000	178,613
Telecom Italia Capital SA, 4.95%, 9/30/2014		1,026,000	1,081,602
Telemovil Finance Co., Ltd, 144A, 8.0%, 10/1/2017		400,000	417,000
The Goldman Sachs Group, Inc., 6.25%, 2/1/2041		865,000	887,419
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		245,000	277,769
Tropicana Entertainment LLC, 9.625%, 12/15/2014*		660,000	330
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		130,000	138,125
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		190,000	186,913
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,868,387
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		2,215,000	2,425,425
Wells Fargo & Co., 4.6%, 4/1/2021		1,000,000	1,010,694
WMG Acquisition Corp., 9.5%, 6/15/2016		210,000	223,650
Woori Bank, 144A, 5.875%, 4/13/2021		710,000	708,806
			88,483,919
Health Care 3.2%
Amgen, Inc., Convertible, Series B, 0.375%, 2/1/2013		375,000	374,063
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		250,000	263,750
Celgene Corp., 3.95%, 10/15/2020		1,025,000	980,458
Community Health Systems, Inc., 8.875%, 7/15/2015		475,000	485,687
Dendreon Corp., Convertible, 2.875%, 1/15/2016		110,000	125,813
Gilead Sciences, Inc., Convertible, 144A, 1.0%, 5/1/2014		450,000	485,437
HCA Holdings, Inc.:
144A, 7.75%, 5/15/2021 (c)		615,000	642,675
9.875%, 2/15/2017		745,000	834,400
HCA, Inc.:
7.875%, 2/15/2020		2,020,000	2,199,275
8.5%, 4/15/2019		200,000	222,000
9.125%, 11/15/2014		595,000	624,750
9.25%, 11/15/2016		1,175,000	1,260,187
9.625%, 11/15/2016 (PIK)		415,000	445,606
IASIS Healthcare LLC, 8.75%, 6/15/2014		1,180,000	1,203,600
Medtronic, Inc., Series B, Convertible, 1.625%, 4/15/2013		375,000	386,719
Mylan, Inc.:
Convertible, 1.25%, 3/15/2012		140,000	159,950
144A, 7.875%, 7/15/2020		95,000	104,975
Quest Diagnostics, Inc., 5.75%, 1/30/2040		855,000	850,151
Shire PLC, Convertible, 2.75%, 5/9/2014		450,000	522,000
STHI Holding Corp., 144A, 8.0%, 3/15/2018		355,000	364,763
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		245,000	243,775
144A, 7.0%, 10/1/2020		385,000	378,262
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		310,000	323,950
144A, 8.0%, 2/1/2018		280,000	291,900
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		515,000	333,463
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		415,000	437,306
			14,544,915
Industrials 5.8%
Accuride Corp., 9.5%, 8/1/2018		400,000	446,000
Actuant Corp., 6.875%, 6/15/2017		150,000	154,688
Aguila 3 SA, 144A, 7.875%, 1/31/2018		330,000	337,425
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019 (b)		295,000	298,687
American Airlines, Inc., 144A, 7.5%, 3/15/2016		500,000	491,250
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		190,000	204,725
ARAMARK Corp., 8.5%, 2/1/2015		365,000	380,969
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		110,000	113,025
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		620,000	635,500
Asahi Glass Co., Ltd., Convertible, Zero Coupon, 11/14/2014	JPY	30,000,000	416,538
BE Aerospace, Inc.:
6.875%, 10/1/2020		210,000	221,025
8.5%, 7/1/2018		435,000	485,025
Belden, Inc.:
7.0%, 3/15/2017		195,000	201,337
9.25%, 6/15/2019		235,000	262,612
Boart Longyear Management Pty, Ltd., 144A, 7.0%, 4/1/2021		200,000	207,000
Bombardier, Inc., 144A, 7.75%, 3/15/2020		315,000	350,831
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	223,125
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		445,000	455,012
Cenveo Corp.:
8.875%, 2/1/2018		670,000	673,350
144A, 10.5%, 8/15/2016		215,000	218,225
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		995,000	975,100
Clean Harbors, Inc., 7.625%, 8/15/2016		167,000	178,690
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		158,400	110,880
Corrections Corp. of America, 7.75%, 6/1/2017		285,000	312,075
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		81,000	86,873
Deluxe Corp., 144A, 7.0%, 3/15/2019		185,000	186,388
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		485,000	518,950
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		235,000	249,100
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		825,000	841,500
Garda World Security Corp., 144A, 9.75%, 3/15/2017		350,000	375,375
H&E Equipment Services, Inc., 8.375%, 7/15/2016		645,000	669,994
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		185,000	194,713
144A, 7.125%, 3/15/2021		60,000	63,150
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	309,000
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		300,000	319,500
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		530,000	549,875
8.0%, 2/1/2018		595,000	658,962
Kansas City Southern Railway Co., 8.0%, 6/1/2015		395,000	428,575
Masco Corp., 7.125%, 3/15/2020		855,000	892,539
Meritor, Inc.:
8.125%, 9/15/2015		305,000	321,775
10.625%, 3/15/2018		340,000	385,050
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		805,000	813,050
Navios South American Logisitcs, Inc., 144A, 9.25%, 4/15/2019		310,000	316,200
Nortek, Inc., 144A, 8.5%, 4/15/2021		750,000	748,125
Oshkosh Corp.:
8.25%, 3/1/2017		70,000	77,263
8.5%, 3/1/2020		140,000	156,100
Owens Corning, Inc., 9.0%, 6/15/2019		1,198,000	1,428,638
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		290,000	297,975
13.125%, 7/15/2014		540,000	595,350
RailAmerica, Inc., 9.25%, 7/1/2017		184,000	204,700
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		675,000	732,375
11.75%, 8/1/2016		95,000	101,888
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		130,000	141,050
Sitel LLC, 11.5%, 4/1/2018		520,000	490,100
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		255,000	261,375
7.5%, 10/1/2017		175,000	189,875
SPX Corp., 144A, 6.875%, 9/1/2017		125,000	133,750
Titan International, Inc., 144A, 7.875%, 10/1/2017		935,000	1,005,125
TransDigm, Inc., 144A, 7.75%, 12/15/2018		390,000	420,225
Triumph Group, Inc., 8.0%, 11/15/2017		60,000	64,050
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		320,000	326,400
United Rentals North America, Inc.:
9.25%, 12/15/2019		510,000	576,300
10.875%, 6/15/2016		250,000	290,937
USG Corp., 144A, 9.75%, 8/1/2014		220,000	239,800
Votorantim Industrial SA, 144A, 7.25%, 4/5/2041		855,000	844,312
			25,859,376
Information Technology 3.8%
Advanced Micro Devices, Inc., Convertible, 6.0%, 5/1/2015		400,000	413,500
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		310,000	282,100
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		220,000	225,500
Amkor Technology, Inc., 7.375%, 5/1/2018		235,000	246,750
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		345,000	368,288
Avaya, Inc., 144A, 7.0%, 4/1/2019		875,000	866,250
CDW LLC:
11.0%, 10/12/2015		618,000	672,847
144A, 8.5%, 4/1/2019 (b)		630,000	634,725
CommScope, Inc., 144A, 8.25%, 1/15/2019		510,000	536,775
eAccess Ltd., 144A, 8.25%, 4/1/2018		350,000	354,813
EMC Corp., Convertible, Series B, 1.75%, 12/1/2013		230,000	414,575
Epistar Corp., Convertible, Zero Coupon, 1/27/2016		200,000	215,950
Equinix, Inc., 8.125%, 3/1/2018		825,000	893,062
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		100,000	109,500
7.875%, 7/15/2020		130,000	143,650
First Data Corp.:
144A, 7.375%, 6/15/2019		180,000	183,375
144A, 8.25%, 1/15/2021		1,410,000	1,402,950
144A, 8.875%, 8/15/2020		485,000	531,075
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,505,000	1,670,550
Hitachi Ltd., Convertible, Series 8, 0.1%, 12/12/2014	JPY	22,000,000	388,251
Hon Hai Precision Industry Co., Ltd., Convertible, Zero Coupon, 10/12/2013		100,000	105,000
Intel Corp., Convertible, 2.95%, 12/15/2035		675,000	719,719
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	215,000	351,884
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	164,575
L-3 Communications Corp., Series B, 6.375%, 10/15/2015		270,000	278,775
MasTec, Inc., 7.625%, 2/1/2017		270,000	276,075
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		250,000	259,688
Microsoft Corp., Convertible, 144A, Zero Coupon, 6/15/2013		450,000	469,125
SanDisk Corp., Convertible, 1.0%, 5/15/2013		225,000	221,063
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019 (b)		440,000	438,900
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		140,000	144,550
10.25%, 8/15/2015		1,065,000	1,118,250
10.625%, 5/15/2015		300,000	330,000
Symantec Corp., Convertible, Series B, 1.0%, 6/15/2013		375,000	462,656
Unisys Corp., 144A, 12.75%, 10/15/2014		203,000	241,570
Vangent, Inc., 9.625%, 2/15/2015		155,000	155,969
Western Union Co., 6.2%, 6/21/2040		855,000	858,371
			17,150,656
Materials 6.7%
Agrium, Inc., 6.125%, 1/15/2041		855,000	900,442
Aleris International, Inc., 144A, 7.625%, 2/15/2018		235,000	240,875
Anglogold Ashanti Holdings Finance PLC, Convertible, 3.5%, 5/22/2014		100,000	125,750
APERAM:
144A, 7.375%, 4/1/2016		225,000	231,750
144A, 7.75%, 4/1/2018		270,000	279,787
Appleton Papers, Inc., 11.25%, 12/15/2015		111,000	111,278
ArcelorMittal, 6.125%, 6/1/2018		1,250,000	1,352,436
Ashland, Inc., 9.125%, 6/1/2017		275,000	317,969
Ball Corp.:
7.125%, 9/1/2016		135,000	147,150
7.375%, 9/1/2019		135,000	146,306
Berry Plastics Corp.:
8.25%, 11/15/2015		540,000	575,100
9.5%, 5/15/2018		355,000	357,219
144A, 9.75%, 1/15/2021		470,000	471,762
Boise Paper Holdings LLC, 8.0%, 4/1/2020		160,000	173,600
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		230,000	236,900
Calcipar SA, 144A, 6.875%, 5/1/2018		260,000	266,500
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		925,000	949,281
China Oriental Group Co., Ltd., 144A, 8.0%, 8/18/2015		400,000	422,000
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		385,000	400,400
Cliffs Natural Resources, Inc., 6.25%, 10/1/2040		855,000	878,307
Clondalkin Acquisition BV, 144A, 2.31%**, 12/15/2013		215,000	208,013
Compass Minerals International, Inc., 8.0%, 6/1/2019		235,000	256,150
Crown Americas LLC:
144A, 6.25%, 2/1/2021		55,000	56,513
7.625%, 5/15/2017		230,000	251,275
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	125,000	191,624
Domtar Corp., 10.75%, 6/1/2017		230,000	290,950
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,320,000	1,320,000
Evraz Group SA, 144A, 6.75%, 4/27/2018		500,000	500,147
Exopack Holding Corp., 11.25%, 2/1/2014		580,000	598,850
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		140,000	147,700
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		468,054	425,929
10.0%, 3/31/2015		460,160	432,550
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		855,000	862,578
Graham Packaging Co., LP, 8.25%, 10/1/2018		140,000	152,950
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	76,213
9.5%, 6/15/2017		630,000	705,600
Greif, Inc., 7.75%, 8/1/2019		995,000	1,092,012
Hexcel Corp., 6.75%, 2/1/2015		393,000	402,825
Huntsman International LLC:
8.625%, 3/15/2020		360,000	405,000
144A, 8.625%, 3/15/2021		140,000	157,150
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		300,000	328,500
144A, 9.25%, 5/15/2015	EUR	115,000	184,385
International Paper Co., 7.95%, 6/15/2018		855,000	1,039,340
JMC Steel Group, 144A, 8.25%, 3/15/2018		360,000	377,100
Koppers, Inc., 7.875%, 12/1/2019		365,000	397,850
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		670,000	747,050
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		845,000	910,487
144A, 9.5%, 1/15/2021	EUR	390,000	613,752
Nalco Co., 144A, 6.625%, 1/15/2019		260,000	267,800
NewMarket Corp., 7.125%, 12/15/2016		455,000	476,044
Newmont Mining Corp., Convertible, Series A, 1.25%, 7/15/2014		133,000	183,041
Novelis, Inc.:
8.375%, 12/15/2017		840,000	928,200
8.75%, 12/15/2020		545,000	609,037
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	194,716
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		418,000	460,845
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		555,000	575,119
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		75,000	81,000
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		315,000	327,600
Radnor Holdings Corp., 11.0%, 3/15/2010*		100,000	10
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		285,000	299,250
Silgan Holdings, Inc., 7.25%, 8/15/2016		440,000	473,550
Solo Cup Co., 10.5%, 11/1/2013		965,000	1,004,806
Talvivaara Mining Co., PLC, Convertible, 4.0%, 12/16/2015	EUR	100,000	165,133
Texas Industries, Inc., 9.25%, 8/15/2020		455,000	490,262
United States Steel Corp., 7.375%, 4/1/2020		445,000	469,475
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		140,000	144,550
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		805,000	865,375
Wolverine Tube, Inc., 15.0%, 3/31/2012*		350,361	129,634
			29,862,752
Telecommunication Services 7.3%
American Tower Corp., 4.5%, 1/15/2018		875,000	864,642
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		140,000	150,150
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		2,410,000	2,663,050
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		575,000	583,625
8.375%, 10/15/2020		1,030,000	1,032,575
8.75%, 3/15/2018		735,000	705,600
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		340,000	369,188
144A, 12.0%, 12/1/2017		225,000	243,563
Cricket Communications, Inc.:
7.75%, 10/15/2020 (c)		1,840,000	1,879,100
10.0%, 7/15/2015		430,000	473,000
Crown Castle International Corp., 9.0%, 1/15/2015		565,000	627,150
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		480,000	547,200
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,525,000	1,616,500
ERC Ireland Preferred Equity Ltd., 144A, 8.093%**, 2/15/2017 (PIK)	EUR	273,143	5,316
Frontier Communications Corp.:
7.875%, 4/15/2015		60,000	64,950
8.25%, 4/15/2017		375,000	406,406
8.5%, 4/15/2020		500,000	541,875
8.75%, 4/15/2022		65,000	70,363
Hughes Network Systems LLC, 9.5%, 4/15/2014		910,000	937,300
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		695,000	700,212
144A, 7.5%, 4/1/2021		905,000	918,575
8.5%, 11/1/2019		155,000	167,788
11.25%, 6/15/2016		330,000	350,625
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,375,000	1,500,469
11.5%, 2/4/2017 (PIK)		1,804,687	1,976,132
iPCS, Inc., 2.429%**, 5/1/2013		110,000	106,425
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		390,000	390,487
7.875%, 9/1/2018		445,000	479,487
Pacnet Ltd., 144A, 9.25%, 11/9/2015		230,000	234,025
Qwest Communications International, Inc.:
7.125%, 4/1/2018		295,000	321,550
8.0%, 10/1/2015		655,000	718,862
Qwest Corp., 7.5%, 10/1/2014		1,654,000	1,873,155
Reliance Communications Ltd., Convertible, Zero Coupon, 3/1/2012		100,000	117,625
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		190,000	205,913
8.25%, 8/15/2019		115,000	126,931
SK Telecom Co., Ltd., Convertible, 1.75%, 4/7/2014		130,000	161,363
Sprint Nextel Corp., 8.375%, 8/15/2017		640,000	717,600
Telefonica Emisiones SAU, 6.421%, 6/20/2016		1,710,000	1,926,698
Telesat Canada, 11.0%, 11/1/2015		820,000	912,250
Telstra Corp. Ltd., 144A, 4.8%, 10/12/2021		1,200,000	1,216,007
Verizon Communications, Inc., 8.95%, 3/1/2039		690,000	969,852
West Corp.:
144A, 7.875%, 1/15/2019		290,000	298,700
144A, 8.625%, 10/1/2018		75,000	79,500
Windstream Corp.:
7.0%, 3/15/2019		255,000	260,100
144A, 7.5%, 4/1/2023		345,000	350,175
144A, 7.75%, 10/15/2020		190,000	201,400
7.875%, 11/1/2017		815,000	880,200
8.125%, 9/1/2018		435,000	468,712
			32,412,371
Utilities 3.7%
AES Corp., 8.0%, 6/1/2020		930,000	1,018,350
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	512,888
144A, 7.875%, 7/31/2020		555,000	598,012
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		855,000	958,669
Edison Mission Energy, 7.0%, 5/15/2017		760,000	602,300
Energy Future Holdings Corp., Series P, 5.55%, 11/15/2014		210,000	183,750
Eskom Holdings Ltd., 144A, 5.75%, 1/26/2021		1,300,000	1,326,000
Ferrellgas LP, 144A, 6.5%, 5/1/2021		125,000	122,500
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		205,000	223,450
Korea Gas Corp., 144A, 4.25%, 11/2/2020		1,130,000	1,079,144
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,710,000	1,996,425
NRG Energy, Inc.:
7.375%, 1/15/2017		1,795,000	1,878,019
7.375%, 2/1/2016		2,120,000	2,199,500
144A, 7.625%, 1/15/2018		540,000	567,000
8.25%, 9/1/2020		485,000	510,463
San Diego Gas & Electric Co., 6.0%, 6/1/2026		1,020,000	1,171,950
Suburban Propane Partners LP, 7.375%, 3/15/2020		90,000	96,300
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		295,000	190,275
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,237,116
			16,472,111
Total Corporate Bonds (Cost $295,571,371)			309,942,904

Commercial Mortgage-Backed Securities 1.9%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.684%**, 10/15/2049		759,668	676,947
CS First Boston Mortgage Securities Corp., "H", Series 2002-CKP1, 144A, 7.426%**, 12/15/2035		1,710,000	1,722,544
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2006-LDP7, 6.061%**, 4/15/2045		860,000	956,012
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		2,560,000	2,785,790
"E", Series 2005-C2, 5.522%**, 4/15/2040		1,700,000	1,483,374
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.446%**, 12/15/2044		860,000	938,755
Total Commercial Mortgage-Backed Securities (Cost $8,318,486)			8,563,422

Collateralized Mortgage Obligations 4.0%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.861%**, 2/25/2034		839,761	746,893
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.331%**, 12/25/2035		2,494,256	2,371,516
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		148,259	148,068
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		1,565,299	1,427,869
Federal Home Loan Mortgage Corp., "A", Series 172, Interest Only, 6.5%, 1/1/2024		1,417,826	254,734
Federal National Mortgage Association, "BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		2,326,884	335,924
Government National Mortgage Association, "XA", Series 2009-118, 5.0%, 12/20/2039		1,366,656	1,378,675
JPMorgan Mortgage Trust, "2A1", Series 2006-A2, 5.687%**, 4/25/2036		3,598,118	3,221,788
Merrill Lynch Mortgage Investors Trust:
"2A1A", Series 2005-A9, 2.665%**, 12/25/2035		316,879	314,508
"2A", Series 2003-A6, 3.189%**, 10/25/2033		1,311,534	1,282,941
MLCC Mortgage Investors, Inc., "1A", Series 2005-2, 1.707%**, 10/25/2035		1,929,989	1,748,356
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		894,175	875,094
Vericrest Opportunity Loan Transferee, "M", Series 2010-NPL1, 144A, 6.0%**, 5/25/2039		846,906	831,616
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.724%**, 10/25/2035		654,054	634,933
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.845%**, 12/25/2034		1,296,350	1,192,695
"A3", Series 2005-4, 5.0%, 4/25/2035		480,148	483,870
"A19", Series 2006-11, 6.0%, 9/25/2036		436,519	435,962
Total Collateralized Mortgage Obligations (Cost $17,174,880)			17,685,442

Government & Agency Obligations 8.8%
Other Government Related (d) 0.8%
Citibank NA, FDIC Guaranteed, 0.341%**, 5/7/2012		750,000	750,767
International Bank for Reconstruction & Development, 5.25%, 4/9/2025		1,710,000	1,644,165
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.559%**, 12/26/2012		1,158,000	1,164,097
			3,559,029
Sovereign Bonds 5.0%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		390,000	426,075
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	853,842
Government of Canada, 4.5%, 6/1/2015	CAD	2,700,000	3,091,124
Government of Ukraine, 144A, 7.75%, 9/23/2020		1,710,000	1,786,950
MDC-GMTN B.V., 144A, 5.5%, 4/20/2021		800,000	806,878
Republic of Argentina, 5.83%**, 12/31/2033	ARS	454	148
Republic of Belarus, 8.75%, 8/3/2015		855,000	800,494
Republic of Croatia, 144A, 6.375%, 3/24/2021		1,710,000	1,739,325
Republic of Ghana, 144A, 8.5%, 10/4/2017		125,000	140,000
Republic of Greece, 4.5%, 9/20/2037	EUR	8,000,000	5,916,306
Republic of Lithuania, 144A, 7.375%, 2/11/2020		1,035,000	1,173,316
Republic of South Africa, 6.25%, 3/8/2041		1,250,000	1,293,750
Republic of Uruguay:
7.625%, 3/21/2036		605,000	727,512
9.25%, 5/17/2017		735,000	940,800
Republic of Venezuela, 7.65%, 4/21/2025		1,710,000	1,047,375
Russian Federation, REG S, 7.5%, 3/31/2030		1,379,355	1,607,818
			22,351,713
US Government Sponsored Agency 0.6%
Federal Home Loan Bank, 1.75%, 8/22/2012 (e)		2,500,000	2,542,778
US Treasury Obligations 2.4%
US Treasury Bill, 0.135%***, 9/15/2011 (f)		754,000	753,795
US Treasury Bonds:
3.875%, 8/15/2040		1,290,000	1,174,302
4.25%, 11/15/2040		1,055,000	1,025,658
US Treasury Notes:
0.875%, 2/29/2012 (e)		7,000,000	7,038,850
3.625%, 2/15/2021		775,000	796,071
			10,788,676
Total Government & Agency Obligations (Cost $38,639,786)			39,242,196

Loan Participations and Assignments 3.3%
Senior Loans** 2.6%
Buffets, Inc., First Lien Letter of Credit, 7.557%, 4/22/2015		46,011	37,039
Charter Communications Operating LLC:
Replacement Term Loan, 2.22%, 3/6/2014		49,982	50,008
Term Loan, 3.56%, 9/6/2016		1,189,197	1,194,768
New Term Loan, 7.25%, 3/6/2014		371,406	378,138
Clear Channel Communications, Inc., Term Loan B, 3.861%, 1/28/2016		684,458	610,454
Dunkin' Brands, Inc., New Term Loan B, 4.25%, 11/23/2017		418,950	422,520
Ford Motor Co., Term Loan B1, 2.97%, 12/16/2013		1,049,462	1,051,907
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 2.307%, 3/26/2014		57,818	51,073
Term Loan, 2.211%, 3/26/2014		935,003	825,921
IASIS Healthcare LLC, Term Loan, 5.461%, 6/13/2014 (PIK)		580,683	586,368
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014 (PIK)	EUR	1,248,471	1,840,595
Pinafore LLC, New Term Loan B, 4.25%, 9/29/2016		3,173,900	3,207,321
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		400,000	406,252
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		299,250	302,679
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014*		365,375	255,509
VML US Finance LLC:
Term Delay Draw B, 4.72%, 5/25/2012		96,234	96,476
Term Loan B, 4.72%, 5/27/2013		166,608	167,023
			11,484,051
Sovereign Loans 0.7%
Gazprom, 144A, 7.288%, 8/16/2037		855,000	920,236
Russian Railways, 5.739%, 4/3/2017		855,000	894,544
VIP Finance Ireland Ltd.:
144A, 6.493%, 2/2/2016		200,000	208,000
144A, 7.748%, 2/2/2021		385,000	406,175
VTB Bank, 144A, 6.875%, 5/29/2018		855,000	919,125
			3,348,080
Total Loan Participations and Assignments (Cost $14,378,290)			14,832,131
Municipal Bonds and Notes 0.2%
Illinois, State General Obligation, 4.961%, 3/1/2016 (g) (Cost $995,000)		995,000	1,031,497

Preferred Securities 0.9%
Financials 0.8%
Capital One Capital VI, 8.875%, 5/15/2040		1,670,000	1,763,938
JPMorgan Chase Capital XXIII, 1.313%**, 5/15/2047		1,000,000	840,743
USB Capital XIII Trust, 6.625%, 12/15/2039		855,000	912,909
			3,517,590
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		530,000	453,812
Total Preferred Securities (Cost $3,559,432)			3,971,402

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $14,000)	14	14,000

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,766	35,064
Dex One Corp.*	2,278	9,568
SuperMedia, Inc.*	426	2,190
Trump Entertainment Resorts, Inc.*	23	419
Vertis Holdings, Inc.	226	4,009
		51,250
Industrials 0.0%
Congoleum Corp.*	480,000	0
Quad Graphics, Inc.*	278	11,137
		11,137
Materials 0.0%
GEO Specialty Chemicals, Inc.*	10,608	9,017
GEO Specialty Chemicals, Inc. 144A*	966	821
		9,838
Total Common Stocks (Cost $1,369,846)		72,225

Preferred Stock 0.1%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $592,350)	650	604,663

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	574	17
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	315	2,054
Total Warrants (Cost $70,220)		2,071

Open-End Investment Company 2.4%
DWS Floating Rate Plus Fund "Institutional" (h) (Cost $9,239,065)	1,114,287	10,619,155

Securities Lending Collateral 0.9%
Daily Asset Fund Institutional, 0.18% (i) (j) (Cost $3,800,530)	3,800,530	3,800,530

Cash Equivalents 5.8%
Central Cash Management Fund, 0.14% (i) (Cost $25,818,394)	25,818,394	25,818,394

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $419,541,650)+	97.6	436,200,032
Other Assets and Liabilities, Net	2.4	10,834,613
Net Assets	100.0	447,034,645

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest LP*	9.25%	8/1/2015	190,000	USD	190,000	32,300
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	270,000	USD	272,475	140
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	218,377	EUR	62,954	194
Radnor Holdings Corp.*	11.0%	3/15/2010	100,000	USD	88,363	10
Tribune Co.*	LIBOR plus 3.0%	6/14/2014	365,375	USD	365,147	255,509
Tropicana Entertainment LLC*	9.625%	12/15/2014	660,000	USD	520,338	330
Wolverine Tube, Inc.*	15.0%	3/31/2012	350,361	USD	350,595	129,634
					1,849,872	418,117

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** These securities are shown at their current rate as of April 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

*** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $420,099,712. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $16,100,320. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,807,340 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,707,020.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) When-issued or delayed delivery security included.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2011 amounted to $3,684,220, which is 0.8% of net assets.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At April 30, 2011, this security has been pledged, in whole or in part, as collateral for open swaps contracts.

(f) At April 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Taxable Issue.

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London InterBank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At April 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Treasury Bond	AUD	6/15/2011	299	34,174,634	97,219
2 Year US Treasury Note	USD	6/30/2011	178	39,004,250	193,469
Federal Republic of Germany Euro-Bund	EUR	6/8/2011	76	13,268,024	34,844
United Kingdom Long Gilt Bond	GBP	6/28/2011	100	19,903,888	461,852
Total unrealized appreciation					787,384

At April 30, 2011, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year Canadian Government Bond	CAD	6/21/2011	135	17,350,314	(52,038)
10 Year Japanese Government Bond	JPY	6/9/2011	2	3,453,122	(11,835)
10 Year US Treasury Note	USD	6/21/2011	101	12,235,203	(25,515)
Federal Republic of Germany Euro-Schatz	EUR	6/8/2011	497	78,990,604	(109,634)
United Kingdom Long Gilt Bond	GBP	6/28/2011	187	37,220,271	(571,017)
Total unrealized depreciation					(770,039)

At April 30, 2011, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (l)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
9/21/2009 12/20/2014	1,710,000	1	1.00%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA	18,675	(43,280)	61,955
6/21/2010 9/20/2013	400,000	2	5.00%	Ford Motor Co., 6.5%, 8/1/2018, B	38,909	4,903	34,006
6/21/2010 9/20/2015	560,000	3	5.00%	Ford Motor Co., 6.5%, 8/1/2018, B	66,543	(9,982)	76,525
12/20/2010 3/20/2016	1,710,000	4	1.00%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(7,174)	(776)	(6,398)
Total net unrealized appreciation							166,088

(k) The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

(l) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At April 30, 2011, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
1/11/2012 1/11/2022	6,250,000	5	Fixed — 3.906%	Floating — LIBOR	(100,935)	—	(100,935)
4/13/2012 4/13/2016	8,500,000	6	Floating — LIBOR	Fixed — 3.04%	153,126	757	152,369
10/28/2010 10/28/2025	810,000	4	Floating — LIBOR	Floating — 4.154%++	(13,865)	—	(13,865)
11/1/2010 11/1/2025	1,380,000	7	Floating — LIBOR	Floating — 4.154%++	(52,628)	—	(52,628)
11/12/2010 11/12/2025	1,630,000	4	Floating — LIBOR	Floating — 4.312%++	5,897	—	5,897
11/15/2010 11/15/2025	1,630,000	7	Floating — LIBOR	Floating — 4.613%++	(68,647)	—	(68,647)
11/16/2010 11/16/2025	810,000	4	Floating — LIBOR	Floating — 4.614%++	10,288	—	10,288
11/19/2010 11/19/2025	810,000	7	Floating — LIBOR	Floating — 4.812%++	(30,879)	—	(30,879)
11/23/2010 11/23/2025	410,000	4	Floating — LIBOR	Floating — 4.862%++	7,775	—	7,775
Total net unrealized depreciation							(90,625)

++ These interest rate swaps are shown at their current rate as of April 30, 2011.

At April 30, 2011, open total return swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
4/26/2011 4/26/2012	6,900,000	1	1.20%	BNP Paribas BPSTAR Enhanced Momentum Index	(679)	—	(679)
5/28/2010 6/1/2012	15,500,000	1	0.450%	Citi Global Interest Rate Strategy Index	190,129	10,333	179,796
Total net unrealized appreciation							179,117

Counterparties:

1 JPMorgan Chase Securities, Inc.

2 Citibank, Inc.

3 Bank of America

4 Morgan Stanley

5 UBS AG

6 BNP Paribas

7 Barclays Bank PLC

As of April 30, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	2,068,434	AUD	2,000,000	5/11/2011	116,662	Nomura International PLC
USD	2,104,424	NOK	11,500,000	5/11/2011	88,423	Nomura International PLC
USD	2,068,656	JPY	175,000,000	5/11/2011	83,514	Nomura International PLC
USD	2,091,846	AUD	2,000,000	5/23/2011	89,950	Morgan Stanley
USD	2,032,278	EUR	1,400,000	5/23/2011	41,543	UBS AG
USD	6,623,821	AUD	6,341,000	5/24/2011	292,694	UBS AG
USD	12,754,946	SEK	79,654,000	5/24/2011	435,107	UBS AG
USD	9,904,954	CAD	9,525,000	5/24/2011	131,732	UBS AG
USD	7,422,315	NOK	40,439,000	5/24/2011	282,904	UBS AG
Total unrealized appreciation					1,562,529

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
CAD	1,975,000	USD	2,031,485	5/11/2011	(50,219)	Morgan Stanley
JPY	175,000,000	USD	2,061,307	5/11/2011	(90,863)	Barclays Bank PLC
GBP	2,600,000	USD	4,236,994	5/11/2011	(102,548)	UBS AG
EUR	15,000,000	USD	21,426,765	5/11/2011	(799,942)	UBS AG
AUD	2,000,000	USD	2,091,958	5/11/2011	(93,138)	Nomura International PLC
GBP	4,150,000	USD	6,749,062	5/11/2011	(177,515)	Barclays Bank PLC
NOK	11,500,000	USD	2,118,848	5/11/2011	(73,999)	Credit Suisse
EUR	4,613,700	USD	6,683,037	5/16/2011	(147,444)	Citigroup, Inc
EUR	925,037	USD	1,345,808	5/16/2011	(23,688)	JPMorgan Chase Securities, Inc.
EUR	1,400,000	USD	2,040,109	5/23/2011	(33,711)	Morgan Stanley
JPY	440,476,000	USD	5,236,499	5/24/2011	(180,820)	UBS AG
GBP	1,714,000	USD	2,786,921	5/24/2011	(73,373)	UBS AG
NZD	10,455,000	USD	8,242,962	5/24/2011	(178,728)	UBS AG
CHF	7,417,000	USD	8,262,980	5/24/2011	(295,344)	UBS AG
EUR	1,998,000	USD	2,893,484	5/24/2011	(66,075)	UBS AG
EUR	3,400,000	USD	4,856,526	7/19/2011	(171,845)	State Street London
Total unrealized depreciation					(2,559,252)

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, interest rate swap contracts, credit default swap contracts, total return swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income (m)
Corporate Bonds	$—	$309,052,115	$890,789	$309,942,904
Commercial Mortgage- Backed Securities	—	8,563,422	—	8,563,422
Collateralized Mortgage Obligations	—	17,685,442	—	17,685,442
Government & Agency Obligations	—	37,598,031	1,644,165	39,242,196
Loan Participations and Assignments	—	14,832,131	—	14,832,131
Municipal Bonds and Notes	—	1,031,497	—	1,031,497
Preferred Securities	—	3,971,402	—	3,971,402
Other Investments	—	—	14,000	14,000
Common Stocks (m)	57,959	—	14,266	72,225
Preferred Stock	—	604,663	—	604,663
Warrants (m)	—	—	2,071	2,071
Open-End Investment Company	10,619,155	—	—	10,619,155
Short-Term Investments (m)	29,618,924	—	—	29,618,924
Derivatives (n)	787,384	2,091,140	—	2,878,524
Total	$41,083,422	$395,429,843	$2,565,291	$439,078,556
Liabilities
Derivatives (n)	$(770,039)	$(2,833,283)	$—	$(3,603,322)
Total	$(770,039)	$(2,833,283)	$—	$(3,603,322)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(m) See Investment Portfolio for additional detailed categorizations.

(n) Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds		Government & Agency Obligations	Other Investments	Common Stocks
Balance as of October 31, 2010	$3,174,862		$1,708,290	$14,000	$10,257
Realized gain (loss)	(1,029,372)		—	—	—
Change in unrealized appreciation (depreciation)	1,014,063		(64,125)	0	1,927
Amortization premium/discount	36,451		—	—	—
Net purchases (sales)	(1,470,000)		—	—	2,082
Transfers into Level 3	—		—	—	—
Transfers (out) of Level 3	(835,215	) (o)	—	—	—
Balance as of April 30, 2011	$890,789		$1,644,165	$14,000	$14,266
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2011	$(52,889)		$(64,125)	$0	$1,927

	Warrants	Call Options Purchased	Total	Written Options
Balance as of October 31, 2010	$17	$658	$4,908,084	$(439,814)
Realized gain (loss)	—	(331,530)	(1,360,902)	(53,865)
Change in unrealized appreciation (depreciation)	2,054	333,882	(1,287,801)	258,554
Amortization premium/discount	—	—	36,451	—
Net purchases (sales)	—	(3,010)	(1,470,928)	235,125
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	(835,215)	—
Balance as of April 30, 2011	$2,071	$—	$2,565,291	$—
Net change in unrealized appreciation (depreciation) from investments still held at April 30, 2011	$2,054	$—	$(113,033)	$—

Transfers between price levels are recognized at the beginning of the reporting period.

(o) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $380,683,661) — including $3,684,220 of securities loaned	$395,961,953
Investment in DWS Floating Rate Plus Fund (cost $9,239,065)	10,619,155
Investment in Daily Assets Fund Institutional (cost $3,800,530)*	3,800,530
Investment in Central Cash Management Fund (cost $25,818,394)	25,818,394
Total investments in securities, at value (cost $419,541,650)	436,200,032
Cash	722,595
Foreign currency, at value (cost $2,987,772)	2,994,009
Deposit with broker for futures contracts	3,308,803
Cash held as collateral for forward foreign currency exchange contracts	2,190,000
Receivable for investments sold	8,439,365
Receivable for investments sold — when-issued/delayed delivery securities	19,943,628
Receivable for Fund shares sold	646,399
Interest receivable	6,504,396
Unrealized appreciation on forward foreign currency exchange contracts	1,562,529
Unrealized appreciation on swap contracts	528,611
Upfront payments paid on swap contracts	15,993
Foreign taxes recoverable	24,761
Other assets	62,167
Total assets	483,143,288
Liabilities
Payable upon return of securities loaned	3,800,530
Payable for investments purchased	5,120,605
Payable for investments purchased — when-issued/delayed delivery securities	22,479,012
Payable for Fund shares redeemed	715,676
Payable for variation margin on futures contracts	317,848
Unrealized depreciation on swap contracts	274,031
Unrealized depreciation on forward foreign currency exchange contracts	2,559,252
Upfront payments received on swap contracts	54,038
Accrued management fee	161,758
Other accrued expenses and payables	625,893
Total liabilities	36,108,643
Net assets, at value	$447,034,645

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2011 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	$3,269,626
Net unrealized appreciation (depreciation) on: Investments	16,658,382
Swap contracts	254,580
Futures	17,345
Foreign currency	(943,548)
Accumulated net realized gain (loss)	(18,436,257)
Paid-in capital	446,214,517
Net assets, at value	$447,034,645
Net Asset Value
Class A Net Asset Value and redemption price per share ($363,365,968 ÷ 74,594,454 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$4.87
Maximum offering price per share (100 ÷ 97.25 of $4.87)	$5.01
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($6,289,469 ÷ 1,290,211 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$4.87
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($42,478,260 ÷ 8,660,365 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$4.90
Class S Net Asset Value, offering and redemption price per share ($34,900,948 ÷ 7,157,682 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$4.88

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2011 (Unaudited)
Investment Income
Income: Interest (net of foreign taxes withheld of $6,581)	$14,294,439
Dividends	11,375
Dividends — DWS Floating Rate Plus Fund	231,215
Income distributions — Central Cash Management Fund	12,987
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	9,183
Total income	14,559,199
Expenses: Management fee	1,028,115
Administration fee	220,205
Services to shareholders	349,213
Custodian fee	41,656
Distribution and service fees	670,736
Professional fees	49,314
Trustees' fees and expenses	9,169
Reports to shareholders	43,828
Registration fees	29,481
Other	48,394
Total expenses before expense reductions	2,490,111
Expense reductions	(33,975)
Total expenses after expense reductions	2,456,136
Net investment income	12,103,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	4,949,693
Swap contracts	(649,538)
Futures	1,637,738
Written options	(53,865)
Foreign currency	(3,481,133)
2,402,895
Change in net unrealized appreciation (depreciation) on: Investments	(5,725,434)
Swap contracts	1,961,328
Futures	19,868
Written options	258,554
Foreign currency	1,843,667
(1,642,017)
Net gain (loss)	760,878
Net increase (decrease) in net assets resulting from operations	$12,863,941

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations: Net investment income	$12,103,063	$22,597,086
Net realized gain (loss)	2,402,895	18,668,945
Change in net unrealized appreciation (depreciation)	(1,642,017)	8,118,039
Net increase (decrease) in net assets resulting from operations	12,863,941	49,384,070
Distributions to shareholders from: Net investment income: Class A	(9,254,597)	(19,538,532)
Class B	(139,084)	(368,033)
Class C	(924,901)	(1,895,918)
Class S	(873,133)	(1,215,128)
Net realized gains: Class A	—	(1,063,300)
Class B	—	(27,164)
Class C	—	(115,796)
Class S	—	(45,507)
Total distributions	(11,191,715)	(24,269,378)
Fund share transactions: Proceeds from shares sold	41,623,900	94,261,260
Reinvestment of distributions	9,511,464	19,891,219
Payments for shares redeemed	(56,542,088)	(87,362,571)
Net increase (decrease) in net assets from Fund share transactions	(5,406,724)	26,789,908
Increase from regulatory settlements (see Note I)	—	25,383
Increase (decrease) in net assets	(3,734,498)	51,929,983
Net assets at beginning of period	450,769,143	398,839,160
Net assets at end of period (including undistributed net investment income of $3,269,626 and $2,358,278, respectively)	$447,034,645	$450,769,143

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$4.85		$4.57	$3.80	$4.70	$4.68	$4.69
Income (loss) from investment operations: Net investment incomeb	.13		.26	.22	.22	.25	.24
Net realized and unrealized gain (loss)	.01		.29	.78	(.85)	.07	.13
Total from investment operations	.14		.55	1.00	(.63)	.32	.37
Less distributions from: Net investment income	(.12)		(.26)	(.23)	(.20)	(.28)	(.38)
Net realized gains	—		(.01)	—	—	(.02)	—
Return of capital	—		—	—	(.07)	—	—
Total distributions	(.12)		(.27)	(.23)	(.27)	(.30)	(.38)
Net asset value, end of period	$4.87		$4.85	$4.57	$3.80	$4.70	$4.68
Total Return (%)c,d	2.80	**	12.50	27.28	(14.22)	7.01	8.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	363		368	340	280	345	314
Ratio of expenses before expense reductions (%)	1.06	*	1.06	1.08	1.12	1.08	1.14
Ratio of expenses after expense reductions (%)	1.04	*	1.05	1.07	1.11	1.07	1.13
Ratio of net investment income (%)	5.57	*	5.44	5.42	4.76	5.30	5.24
Portfolio turnover rate (%)	100	**	182	252	185	137	175
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$4.86		$4.58	$3.80	$4.71	$4.68	$4.69
Income (loss) from investment operations: Net investment incomeb	.11		.22	.19	.18	.21	.20
Net realized and unrealized gain (loss)	.00	***	.29	.78	(.86)	.08	.13
Total from investment operations	.11		.51	.97	(.68)	.29	.33
Less distributions from: Net investment income	(.10)		(.22)	(.19)	(.16)	(.24)	(.34)
Net realized gains	—		(.01)	—	—	(.02)	—
Return of capital	—		—	—	(.07)	—	—
Total distributions	(.10)		(.23)	(.19)	(.23)	(.26)	(.34)
Net asset value, end of period	$4.87		$4.86	$4.58	$3.80	$4.71	$4.68
Total Return (%)c,d	2.58	**	11.60	26.29	(15.09)	6.37	7.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		7	9	10	17	22
Ratio of expenses before expense reductions (%)	1.92	*	1.90	1.94	1.96	1.86	2.16
Ratio of expenses after expense reductions (%)	1.91	*	1.88	1.83	1.88	1.85	1.94
Ratio of net investment income (%)	4.71	*	4.61	4.66	3.99	4.52	4.43
Portfolio turnover rate (%)	100	**	182	252	185	137	175
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$4.89		$4.60	$3.82	$4.73	$4.71	$4.72
Income (loss) from investment operations: Net investment incomeb	.12		.22	.19	.18	.21	.20
Net realized and unrealized gain (loss)	.00	***	.31	.79	(.86)	.07	.13
Total from investment operations	.12		.53	.98	(.68)	.28	.33
Less distributions from: Net investment income	(.11)		(.23)	(.20)	(.16)	(.24)	(.34)
Net realized gains	—		(.01)	—	—	(.02)	—
Return of capital	—		—	—	(.07)	—	—
Total distributions	(.11)		(.24)	(.20)	(.23)	(.26)	(.34)
Net asset value, end of period	$4.90		$4.89	$4.60	$3.82	$4.73	$4.71
Total Return (%)c,d	2.62	**	11.61	26.48	(14.98)	6.16	7.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42		43	37	24	28	22
Ratio of expenses before expense reductions (%)	1.82	*	1.82	1.84	1.89	1.84	1.94
Ratio of expenses after expense reductions (%)	1.80	*	1.80	1.82	1.87	1.84	1.93
Ratio of net investment income (%)	4.81	*	4.69	4.66	4.00	4.53	4.44
Portfolio turnover rate (%)	100	**	182	252	185	137	175
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$4.86		$4.58	$3.80	$4.70	$4.68	$4.69
Income (loss) from investment operations: Net investment incomeb	.14		.26	.23	.22	.26	.25
Net realized and unrealized gain (loss)	.01		.30	.78	(.85)	.07	.13
Total from investment operations	.15		.56	1.01	(.63)	.33	.38
Less distributions from: Net investment income	(.13)		(.27)	(.23)	(.20)	(.29)	(.39)
Net realized gains	—		(.01)	—	—	(.02)	—
Return of capital	—		—	—	(.07)	—	—
Total distributions	(.13)		(.28)	(.23)	(.27)	(.31)	(.39)
Net asset value, end of period	$4.88		$4.86	$4.58	$3.80	$4.70	$4.68
Total Return (%)c	3.10	**	12.77	27.56	(14.06)	7.25	8.57
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35		33	13	4	3	2
Ratio of expenses before expense reductions (%)	.86	*	.90	.92	1.03	.92	.96
Ratio of expenses after expense reductions (%)	.85	*	.89	.81	.89	.90	.95
Ratio of net investment income (%)	5.76	*	5.60	5.68	4.97	5.47	5.42
Portfolio turnover rate (%)	100	**	182	252	185	137	175
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Strategic Income Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust. The Fund is the successor to DWS Strategic Income Fund, a series of DWS Strategic Income Fund (the "Predecessor Fund"). On February 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to DWS Income Trust, while maintaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to February 1, 2011, is that of the Predecessor Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased interest rate options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 3.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $19,748,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2011 ($2,468,000), October 31, 2012 ($1,247,000), October 31, 2014 ($4,983,000), October 31, 2016 ($5,169,000) and October 31, 2017 ($5,881,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities, investments in futures and swap contracts, forward currency contracts and recognition of certain foreign currency gain (loss) as ordinary income. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Interest Rate Swap Contracts. For the six months ended April 30, 2011, the Fund entered into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration and to enhance potential gains. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the Fund's securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the Investment Portfolio. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from approximately $21,390,000 to $36,180,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended April 30, 2011, the Fund bought or sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to $13,000,000 and the investment in credit default swap contracts sold had a total notional value of $4,380,000.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. For the six months ended April 30, 2011, the Fund entered into total return swap transactions to enhance potential gains. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open total return swap contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in total return swap contracts had a total notional amount generally indicative of a range from $15,500,000 to $22,400,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if the option is exercised. Interest rate options are comprised of multiple European style options that have periodic exercise dates within the terms of the contract. For the six months ended April 30, 2011, the Fund entered into options on interest rates in order to hedge against potential adverse interest rate movements of portfolio assets.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer-supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

There are no open option contracts as of April 30, 2011. For the six months ended April 30, 2011, the Fund invested in written option contracts with total values ranging from $0 to approximately $440,000, and purchased option contracts with total values ranging from $0 to approximately $335,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2011, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund enters into futures contracts on global equities and bonds, including indices, as part of its global tactical asset allocation overlay strategy. For the six months ended April 30, 2011, as part of this strategy, the Fund used futures contracts to attempt to take advantage of inefficiencies within the global equity and bond markets. Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $106,351,000 to $237,447,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $72,676,000 to $149,250,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. For the six months ended April 30, 2011, as part of this strategy, the Fund used forward currency contracts to gain exposure to changes in the value of foreign currencies to attempt to take advantage of inefficiencies within the currency markets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $83,065,000 to $121,024,000 and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from approximately $47,072,000 to $92,643,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$—	$356,125	$787,384	$1,143,509
Credit Contracts (b)	—	172,486	—	172,486
Foreign Exchange Contracts (c)	1,562,529	—	—	1,562,529
	$1,562,529	$528,611	$787,384	$2,878,524

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on swap contracts

(c) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$—	$(267,633)	$(770,039)	$(1,037,672)
Credit Contracts (b)	—	(6,398)	—	(6,398)
Foreign Exchange Contracts (c)	(2,559,252)	—	—	(2,559,252)
	$(2,559,252)	$(274,031)	$(770,039)	$(3,603,322)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized depreciation on swap contracts

(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)
	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$—	$—	$237,401	$237,401
Interest Rate Contracts (a)	(331,530)	(53,865)	—	(441,662)	1,400,337	573,280
Credit Contracts (a)	—	—	—	(207,876)	—	(207,876)
Foreign Exchange Contracts (b)	—	—	(3,322,682)	—	—	(3,322,682)
	$(331,530)	$(53,865)	$(3,322,682)	$(649,538)	$1,637,738	$(2,719,877)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)
	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$—	$—	$—	$(58,009)	$(58,009)
Interest Rate Contracts (a)	333,882	258,554	—	1,786,608	77,877	2,456,921
Credit Contracts (a)	—	—	—	174,720	—	174,720
Foreign Exchange Contracts (b)	—	—	1,811,759	—	—	1,811,759
	$333,882	$258,554	$1,811,759	$1,961,328	$19,868	$4,385,391

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swap contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments and US Treasury securities) aggregated $383,437,791 and $409,942,085, respectively. Purchases and sales of US Treasury securities aggregated $48,843,130 and $55,713,206, respectively.

For the six months ended April 30, 2011, transactions for written options on interest rates were as follows:
	Contract Amount	Premium
Outstanding, beginning of period	$171,000,000	$181,260
Options written	171,000,000	181,260
Options closed	(342,000,000)	(362,520)
Outstanding, end of period	$—	$—

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") acts as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, QS Investors manages the portion of assets allocated to the Fund's global tactical asset allocation overlay strategy. QS Investors is paid by the Advisor, not the Fund, for the services QS Investors provides to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average daily net assets	.480%
Next $750 million of such net assets	.450%
Next $1.5 billion of such net assets	.430%
Next $2.5 billion of such net assets	.410%
Next $2.5 billion of such net assets	.380%
Next $2.5 billion of such net assets	.360%
Next $2.5 billion of such net assets	.340%
Over $12.5 billion of such net assets	.320%

The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of the DWS Floating Rate Plus Fund ("DWS affiliated mutual fund").

Accordingly, for the six months ended April 30, 2011, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $33,975, and the amount charged aggregated $994,140, which was equivalent to an annualized effective rate of 0.45% of the Fund's average daily net assets.

For the period from November 1, 2010 through January 31, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of underlying DWS funds) for certain classes as follows:
Class B	1.92%
Class S	.92%

The Board of Trustees, including the Independent Trustees, approved the Fund's Investment Management Agreement and Sub-Advisory Agreement in November 2010. The Fund's Investment Management Agreement and Sub-Advisory Agreement are identical to the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement and, as a result, in approving the Fund's Investment Management Agreement and Sub-Advisory Agreement, the Board relied on its considerations for approving the renewal of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement in September 2010. A discussion regarding the basis for the Board's approval of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement is contained in the annual report for the period ended October 31, 2010.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2011, the Administration Fee was $220,205, of which $36,592 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2011, the amounts charged to the Fund by DISC were as follows:
Service Provider Fee	Total Aggregated	Unpaid at April 30, 2011
Class A	$182,602	$122,392
Class B	5,425	2,405
Class C	18,585	9,261
Class S	9,778	5,875
	$216,390	$139,933

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2011
Class B	$24,292	$3,930
Class C	158,012	25,953
	$182,304	$29,883

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2011	Annualized Effective Rate
Class A	$427,821	$207,291	.24%
Class B	8,027	3,929	.25%
Class C	52,584	25,786	.25%
	$488,432	$237,006

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2011 aggregated $13,949.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2011, the CDSC for Class B and C shares aggregated $3,930 and $4,692, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2011, DIDI received $335 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $14,868, of which $9,733 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

G. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	5,233,673	$25,299,460	11,894,114	$56,013,195
Class B	90,222	436,538	307,167	1,441,985
Class C	1,166,790	5,674,453	2,500,888	11,839,263
Class S	2,111,241	10,213,449	5,272,455	24,966,817
		$41,623,900		$94,261,260
Shares issued to shareholders in reinvestment of distributions
Class A	1,646,935	$7,938,960	3,643,366	$17,104,910
Class B	22,270	107,484	62,413	292,694
Class C	155,700	756,054	320,107	1,513,788
Class S	146,941	708,966	207,743	979,827
		$9,511,464		$19,891,219
Shares redeemed
Class A	(8,087,466)	$(39,044,135)	(14,109,795)	$(66,425,318)
Class B	(241,449)	(1,167,775)	(911,862)	(4,287,735)
Class C	(1,487,817)	(7,226,140)	(1,935,095)	(9,162,772)
Class S	(1,888,806)	(9,104,038)	(1,590,591)	(7,486,746)
		$(56,542,088)		$(87,362,571)
Net increase (decrease)
Class A	(1,206,858)	$(5,805,715)	1,427,685	$6,692,787
Class B	(128,957)	(623,753)	(542,282)	(2,553,056)
Class C	(165,327)	(795,633)	885,900	4,190,279
Class S	369,376	1,818,377	3,889,607	18,459,898
		$(5,406,724)		$26,789,908

I. Regulatory Settlements

On March 30, 2010, the Fund received $25,383 as part of a settlement with the SEC by a non-affiliated third party broker. This payment is included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets for the year ended October 31, 2010. The amount of the payment was less than 0.01% of the Fund's average net assets, thus having no impact on the Fund's total return.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S
Nasdaq Symbol	KSTAX	KSTBX	KSTCX	KSTSX
CUSIP Number	23337K 101	23337K 200	23337K 309	23337K 507
Fund Number	010	210	310	2391

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund, a series of DWS Income Trust

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 28, 2011